Financial Instruments	12 Months Ended
Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Financial Instruments

2.3 Financial instruments

Accounting policy

Effective April 1, 2016, the group has elected to early adopt IFRS 9 - Financial Instruments considering April 1, 2015 as the date of initial application of the standard even though the stipulated effective date for adoption is April 1, 2018.

The group has classified its financial assets into the following categories based on the business model for managing those assets and the contractual cash flow characteristics:

•	Financial assets carried at amortized cost
•	Financial assets fair valued through other comprehensive income
•	Financial assets fair valued through profit and loss

The adoption of IFRS 9 did not have any other material impact on the consolidated financial statements, hence prior period figures have not been restated and the cumulative impact of $5 million has been recorded in other comprehensive income for fiscal 2017.

2.3.1 Initial recognition

The group recognizes financial assets and financial liabilities when it becomes a party to the contractual provisions of the instrument. All financial assets and liabilities are recognized at fair value on initial recognition, except for trade receivables which are initially measured at transaction price. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities that are not at fair value through profit or loss are added to the fair value on initial recognition. Regular way purchase and sale of financial assets are accounted for at trade date.

2.3.2 Subsequent measurement

a. Non-derivative financial instruments

(i) Financial assets carried at amortized cost

A financial asset is subsequently measured at amortized cost if it is held within a business model whose objective is to hold the asset in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

(ii) Financial assets at fair value through other comprehensive income (FVOCI)

A financial asset is subsequently measured at fair value through other comprehensive income if it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. The Group has made an irrevocable election for its investments which are classified as equity instruments to present the subsequent changes in fair value in other comprehensive income based on its business model.

(iii) Financial assets at fair value through profit or loss (FVTPL)

A financial asset which is not classified in any of the above categories are subsequently fair valued through profit or loss.

(iv) Financial liabilities

Financial liabilities are subsequently carried at amortized cost using the effective interest method, except for contingent consideration recognized in a business combination which is subsequently measured at fair value through profit or loss. For trade and other payables maturing within one year from the balance sheet date, the carrying amounts approximate fair value due to the short maturity of these instruments.

b. Derivative financial instruments

The Group holds derivative financial instruments such as foreign exchange forward and option contracts to mitigate the risk of changes in exchange rates on foreign currency exposures. The counterparty for these contracts is generally a bank.

(i) Financial assets or financial liabilities, at fair value through profit or loss

This category includes derivative financial assets or liabilities which are not designated as hedges.

Although the group believes that these derivatives constitute hedges from an economic perspective, they may not qualify for hedge accounting under IFRS 9, Financial Instruments. Any derivative that is either not designated a hedge, or is so designated but is ineffective as per IFRS 9, is categorized as a financial asset or financial liability, at fair value through profit or loss.

Derivatives not designated as hedges are recognized initially at fair value and attributable transaction costs are recognized in the statement of comprehensive income when incurred. Subsequent to initial recognition, these derivatives are measured at fair value through profit or loss and the resulting exchange gains or losses are included in other income. Assets/ liabilities in this category are presented as current assets/current liabilities if they are either held for trading or are expected to be realized within 12 months after the balance sheet date.

(ii) Cash flow hedge

The group designates certain foreign exchange forward and options contracts as cash flow hedges to mitigate the risk of foreign exchange exposure on highly probable forecast cash transactions.

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and accumulated in the cash flow hedging reserve. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in the net profit in the statement of comprehensive income. If the hedging instrument no longer meets the criteria for hedge accounting, then hedge accounting is discontinued prospectively. If the hedging instrument expires or is sold, terminated or exercised, the cumulative gain or loss on the hedging instrument recognized in cash flow hedging reserve till the period the hedge was effective remains in cash flow hedging reserve until the forecasted transaction occurs. The cumulative gain or loss previously recognized in the cash flow hedging reserve is transferred to the net profit in the statement of comprehensive income upon the occurrence of the related forecasted transaction. If the forecasted transaction is no longer expected to occur, then the amount accumulated in cash flow hedging reserve is reclassified to the net profit in the statement of comprehensive income.

2.3.3 Derecognition of financial instruments

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the financial asset and the transfer qualifies for derecognition under IFRS 9. A financial liability (or a part of a financial liability) is derecognized from the group's balance sheet when the obligation specified in the contract is discharged or cancelled or expires.

2.3.4 Fair value of financial instruments

In determining the fair value of its financial instruments, the Group uses a variety of methods and assumptions that are based on market conditions and risks existing at each reporting date. The methods used to determine fair value include discounted cash flow analysis, available quoted market prices and dealer quotes. All methods of assessing fair value result in general approximation of value, and such value may never actually be realized.

Refer to table ‘Financial instruments by category’ below for the disclosure on carrying value and fair value of financial assets and liabilities. For financial assets and liabilities maturing within one year from the balance sheet date and which are not carried at fair value, the carrying amounts approximate fair value due to the short maturity of these instruments.

2.3.5 Impairment

The Group recognizes loss allowances using the expected credit loss (ECL) model for the financial assets and unbilled revenue which are not fair valued through profit or loss. Loss allowance for trade receivables and unbilled revenue with no significant financing component is measured at an amount equal to lifetime ECL. For all other financial assets, expected credit losses are measured at an amount equal to the 12-month ECL, unless there has been a significant increase in credit risk from initial recognition in which case those are measured at lifetime ECL. The amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized is recognized as an impairment gain or loss in statement of comprehensive income.

Financial instruments by category

The carrying value and fair value of financial instruments by categories as of March 31, 2019 were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,829	—	—	—	—	2,829	2,829
Investments (Refer Note 2.2)
Liquid mutual funds	—	—	258	—	—	258	258
Fixed maturity plan securities	—	—	66	—	—	66	66
Quoted debt securities	277	—	—	—	577	854	884(1)
Certificates of deposit	—	—	—	—	358	358	358
Commercial paper	—	—	—	—	72	72	72
Unquoted equity and preference securities	—	—	3	15	—	18	18
Unquoted investments others	—	—	2	—	—	2	2
Trade receivables	2,144	—	—	—	—	2,144	2,144
Unbilled revenues (3)	303	—	—	—	—	303	303
Prepayments and other assets (Refer to Note 2.4)	529	—	—	—	—	529	517(2)
Derivative financial instruments	—	—	43	—	5	48	48
Total	6,082	—	372	15	1,012	7,481	7,499
Liabilities:
Trade payables	239	—	—	—	—	239	239
Derivative financial instruments	—	—	2	—	—	2	2
Other liabilities including contingent consideration (Refer note 2.5)	1,263	—	27	—	—	1,290	1,290
Total	1,502	—	29	—	—	1,531	1,531

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost of $12 million.
(3)	Excludes unbilled revenue for fixed price development contracts where right to consideration is conditional on factors other than passage of time.

The carrying value and fair value of financial instruments by categories as of March 31, 2018 were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	3,041	—	—	—	—	3,041	3,041
Investments (Refer Note 2.2)
Liquid mutual funds	—	—	12	—	—	12	12
Fixed maturity plan securities	—	—	66	—	—	66	66
Quoted debt securities	291	—	—	—	610	901	940(1)
Certificates of deposit	—	—	—	—	808	808	808
Commercial Paper	—	—	—	—	45	45	45
Unquoted equity and preference securities:	—	—	—	21	—	21	21
Unquoted investments others	—	—	10	—	—	10	10
Unquoted convertible promissory note:	—	—	2	—	—	2	2
Trade receivables	2,016	—	—	—	—	2,016	2,016
Unbilled revenues	654	—	—	—	—	654	654
Prepayments and other assets (Refer to Note 2.4)	456	—	—	—	—	456	443(2)
Derivative financial instruments	—	—	—	—	2	2	2
Total	6,458	—	90	21	1,465	8,034	8,060
Liabilities:
Trade payables	107	—	—	—	—	107	107
Derivative financial instruments	—	—	6	—	—	6	6
Other liabilities including contingent consideration (Refer note 2.5)	836	—	8	—	—	844	844
Total	943	—	14	—	—	957	957

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost of $13 million.

Fair value hierarchy

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3 - Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

Fair value hierarchy of assets and liabilities as of March 31, 2019:

(Dollars in millions)
	As of March 31, 2019	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	258	258	—	—
Investments in fixed maturity plan securities (Refer Note 2.2)	66	—	66	—
Investments in quoted debt securities (Refer to Note 2.2)	884	630	254	—
Investments in certificate of deposit (Refer Note 2.2)	358	—	358	—
Investments in commercial paper (Refer Note 2.2)	72	—	72	—
Investments in unquoted equity and preference securities (Refer to Note 2.2)	18	—	—	18
Investment in unquoted investments others (Refer Note 2.2)	2	—	—	2
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	48	—	48	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	2	—	2	—
Liability towards contingent consideration (Refer note 2.5)*	27	—	—	27

*	Discount rate pertaining to contingent consideration ranges from 9% to 16%..

During fiscal 2019, quoted debt securities of $108 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs and quoted debt securities of $49 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price.

Fair value hierarchy of assets and liabilities as of March 31, 2018:

(Dollars in millions)
Particulars	As of March 31, 2018	Fair value measurement at end of the reporting period using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	12	12	—	—
Investments in fixed maturity plan securities (Refer Note 2.2)	66	—	66	—
Investments in quoted debt securities (Refer to Note 2.2)	940	701	239	—
Investments in certificate of deposit (Refer Note 2.2)	808	—	808	—
Investments in commercial paper (Refer Note 2.2)	45	—	45	—
Investments in unqouted equity and preference securities (Refer to Note 2.2)	21	—	—	21
Investment in unquoted investments others (Refer Note 2.2)	10	—	—	10
Investments in unqouted convertible promissory note (Refer to Note 2.2)	2	—	—	2
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	2	—	2	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	6	—	6	—
Liability towards contingent consideration (Refer note 2.5)*	8	—	—	8

*	Discounted contingent consideration at 10%.

During fiscal 2018, quoted debt securities of $130 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs and quoted debt securities of $276 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price.

A one percentage point change in the unobservable inputs used in fair valuation of Level 3 assets and liabilities does not have a significant impact in its value.

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Interest income on financial assets carried at amortized cost	201	260	352
Interest income on financial assets fair valued through other comprehensive income	92	106	28
Dividend income on investments carried at fair value through profit or loss	—	1	4
Gain / (loss) on investments carried at fair value through profit or loss	24	39	18
	317	406	402

Financial risk management

Financial risk factors

The Group's activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk. The Group's primary focus is to foresee the unpredictability of financial markets and seek to minimize potential adverse effects on its financial performance. The primary market risk to the Group is foreign exchange risk. The Group uses derivative financial instruments to mitigate foreign exchange related risk exposures. The Group's exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers.

Market risk

The Group operates internationally and a major portion of the business is transacted in several currencies and consequently the Group is exposed to foreign exchange risk through its sales and services in the United States and elsewhere, and purchases from overseas suppliers in various foreign currencies. The Group holds derivative financial instruments such as foreign exchange forward and option contracts to mitigate the risk of changes in exchange rates on foreign currency exposures. The exchange rate between the Indian rupee and foreign currencies has changed substantially in recent years and may fluctuate substantially in the future. Consequently, the results of the Group’s operations are adversely affected as the rupee appreciates/ depreciates against these currencies.

The following table analyzes foreign currency risk from monetary assets and liabilities as of March 31, 2019:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Cash and cash equivalents	237	38	16	31	161	483
Trade receivables	1,438	267	148	76	140	2,069
Unbilled revenues	540	111	36	40	63	790
Other assets	66	15	5	5	45	136
Trade payables	(102)	(19)	(20)	(12)	(15)	(168)
Employee benefit obligations	(98)	(15)	(3)	(30)	(24)	(170)
Other liabilities	(509)	(66)	(28)	(25)	(86)	(714)
Net assets / (liabilities)	1,572	331	154	85	284	2,426

The following table analyzes foreign currency risk from monetary assets and liabilities as of March 31, 2018:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Cash and cash equivalents	197	33	23	54	183	490
Trade receivables	1,276	269	129	121	120	1,915
Unbilled revenues	356	98	46	24	57	581
Other assets	49	4	4	2	15	74
Trade payables	(42)	(12)	(17)	(5)	(9)	(85)
Employee benefit obligations	(88)	(13)	(4)	(28)	(20)	(153)
Other liabilities	(263)	(50)	(29)	(14)	(72)	(428)
Net assets / (liabilities)	1,485	329	152	154	274	2,394

For the years ended March 31, 2019, 2018 and 2017, every percentage point depreciation / appreciation in the exchange rate between the Indian rupee and the U.S. dollar has affected the company's incremental operating margins by approximately 0.47%, 0.50% and 0.50%, respectively.

Sensitivity analysis is computed based on the changes in the income and expenses in foreign currency upon conversion into functional currency, due to exchange rate fluctuations between the previous reporting period and the current reporting period.

Derivative financial instruments

The Group holds derivative financial instruments such as foreign exchange forward and option contracts to mitigate the risk of changes in exchange rates on foreign currency exposures. The counterparty for these contracts is generally a bank. These derivative financial instruments are valued based on quoted prices for similar assets and liabilities in active markets or inputs that are directly or indirectly observable in the marketplace.

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

(In millions)
	As of
	March 31, 2019	March 31, 2018
Derivatives designated as cash flow hedges
Option Contracts
In Australian dollars	120	60
In Euro	135	100
In United Kingdom Pound Sterling	25	20
Other derivatives
Forward contracts
In Australian dollars	8	5
In Canadian dollars	13	20
In Euro	176	91
In Japanese Yen	550	550
In New Zealand dollars	16	16
In Norwegian Krone	40	40
In Singapore dollars	140	5
In South African Rand	—	25
In Swedish Krona	50	50
In Swiss Franc	25	21
In U.S. Dollars	955	623
In United Kingdom Pound Sterling	80	51
Option contracts
In Australian dollars	10	20
In Canadian dollars	13	—
In Euro	60	45
In Swiss Franc	5	5
In U.S. Dollars	433	320
In United Kingdom Pound Sterling	10	25

The Group recognized a net gain of $35 million, less than $1 million and $89 million on derivative financial instruments not designated as cash flow hedges for fiscal 2019, 2018 and 2017, respectively, which are included under other income.

The foreign exchange forward and option contracts mature within 12 months. The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:

(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Not later than one month	640	434
Later than one month and not later than three months	1,001	701
Later than three months and not later than one year	591	378
	2,232	1,513

During fiscal 2019 and 2018, the Group has designated certain foreign exchange forward and option contracts as cash flow hedges to mitigate the risk of foreign exchange exposure on highly probable forecast cash transactions. The related hedge transactions for balance in cash flow hedging reserve as of March 31, 2019 are expected to occur and reclassified to statement of comprehensive income within 3 months.

Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument, including whether the hedging instrument is expected to offset changes in cash flows of hedged items.

If the hedge ratio for risk management purposes is no longer optimal but the risk management objective remains unchanged and the hedge continues to qualify for hedge accounting, the hedge relationship will be rebalanced by adjusting either the volume of the hedging instrument or the volume of the hedged item so that the hedge ratio aligns with the ratio used for risk management purposes. Any hedge ineffectiveness is calculated and accounted for in profit or loss at the time of the hedge relationship rebalancing.

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31, 2019	Year ended March 31, 2018
Gain / (Loss)
Balance at the beginning of the period	—	6
Gain / (Loss) recognized in other comprehensive income during the period	17	(14)
Amount reclassified to profit or loss during the period	(13)	6
Tax impact on above	(1)	2
Balance at the end of the period	3	—

The Group offsets a financial asset and a financial liability when it currently has a legally enforceable right to set off the recognized amounts and the group intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of		As of
	March 31, 2019		March 31, 2018
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	48	(2)	3	(7)
Amount set off	—	—	(1)	1
Net amount presented in balance sheet	48	(2)	2	(6)

Credit risk

Credit risk refers to the risk of default on its obligation by the counterparty resulting in a financial loss. The maximum exposure to the credit risk at the reporting date is primarily from trade receivables amounting to $2,144 million and $2,016 million as of March 31, 2019 and March 31, 2018, respectively and unbilled revenue amounting to $777 million and $654 million as of March 31, 2019 and March 31, 2018, respectively. Trade receivables and unbilled revenue are typically unsecured and are derived from revenue earned from customers primarily located in the United States. Credit risk is managed through credit approvals, establishing credit limits and continuously monitoring the creditworthiness of customers to which the Group grants credit terms in the normal course of business. The Group uses expected credit loss model to assess the impairment loss or gain. The group uses a provision matrix to compute the expected credit loss allowance for trade receivables and unbilled revenues. The provision matrix takes into account available external and internal credit risk factors such as credit default swap quotes, credit ratings from international credit rating agencies and the Group's historical experience for customers.

The following table gives details in respect of percentage of revenues generated from top customer and top ten customers:

	(In %)
	Year ended March 31,
	2019	2018	2017
Revenue from top customer	3.6	3.4	3.4
Revenue from top ten customers	19.0	19.3	21.0

Credit risk exposure

The allowance for lifetime expected credit loss on customer balances was $34 million, $5 million and $20 million for fiscal 2019, 2018 and 2017, respectively.

Movement in credit loss allowance

	(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Balance at the beginning	69	63	44
Translation differences	(2)	2	(1)
Impairment loss recognized/(reversed)	34	5	20
Write offs	(10)	(1)	—
Balance at the end	91	69	63

The Group’s credit period generally ranges from 30-60 days.

Credit exposure

(Dollars in millions )
	As of
	March 31, 2019	March 31, 2018
Trade receivables	2,144	2,016
Unbilled revenues	777	654

Days Sales Outstanding (DSO) as of March 31, 2019 and March 31, 2018 was 66 days and 67 days respectively.

Credit risk on cash and cash equivalents is limited as we generally invest in deposits with banks and financial institutions with high credit ratings assigned by international and domestic credit rating agencies. Investments primarily include investment in liquid mutual fund units, fixed maturity plans, quoted bonds issued by government and quasi government organizations, non-convertible debentures, certificates of deposit, commercial papers and government securities.

Liquidity risk

The Group's principal sources of liquidity are cash and cash equivalents and the cash flow that is generated from operations. The Group has no outstanding borrowings. The Group believes that the working capital is sufficient to meet its current requirements.

As of March 31, 2019, the Group had a working capital of $4,951 million including cash and cash equivalents of $2,829 million and current investments of $958 million. As of March 31, 2018, the Group had a working capital of $5,243 million including cash and cash equivalents of $3,041 million and current investments of $982 million.

As of March 31, 2019 and March 31, 2018, the outstanding employee benefit obligations were $240 million and $225 million, respectively, which have been substantially funded. Accordingly, no liquidity risk is perceived.

Under the Company’s buyback program initiated in March 2019, the maximum buyback size is `8,260 crore (approximately $1,184 million). The company has bought back shares amounting to `813 crore (approximately $118 million) (including transaction costs) till March 31, 2019. (Refer to note 2.13)

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2019:

				(Dollars in millions)
Particulars	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	239	—	—	—	239
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	1,260	2	1	—	1,263
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	17	12	—	5	34

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2018:

				(Dollars in millions)
Particulars	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	107	—	—	—	107
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	836	—	—	—	836
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	6	1	1	—	8